CONSOLIDATED BALANCE SHEETS Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Fixed income securities, available for sale amortized cost	$ 4,330.0	$ 4,131.3
Depositary share interest of 1/1000th in each 5.625%	0.01%
Net allowance, available for sale maturities, for expected credit losses	$ 2.9	7.7
Fixed income securities, trading, amortized cost	1,527.0	1,576.7
Catastrophe Bonds, Fair Value Disclosure	1.6	5.1
Privately-held Investments, available for sale, at fair value	14.9	0.0
Privately-held investments, available for sale, amortized cost	14.7	0.0
Privately-held investments, cost, trading at fair value	494.9	537.7
Premium Receivable, Allowance for Credit Loss	$ 21.0	$ 25.0
Ordinary shares, issued	60,395,839	60,395,839
Ordinary shares, par value	$ 0.01	$ 0.01
Unpaid losses recoverable from reinsurers (net of allowance for expected credit losses of 2022: $3.7 — 2021: $3.3)	$ 3.7	$ 3.7
Restricted cash	323.2	232.1
Privately-held Investments	475.0	533.0
Other investments, at fair value (2)	209.3	221.3
Cash and cash equivalents, including cash within consolidated VIE		65.7
Accrued expenses and other payables (4)	214.4	201.8
Debt Securities, Trading	1,485.7	1,475.5
Asset Management Arrangement
Accrued expenses and other payables (4)	2.1	4.5
Apollo originating partnership | Fair Value, Recurring [Member]
Privately-held Investments, available for sale, at fair value	14.9	0.0
Privately-held Investments	112.4	44.8
Other investments, at fair value (2)	15.9	12.7
Apollo real estate fund | Fair Value, Recurring [Member]
Other investments, at fair value (2)	23.9	25.3
Management Consulting Agreement
Accrued expenses and other payables (4)	1.2	1.3
CLOs | Fair Value, Recurring [Member]
Debt Securities, Trading	129.8	0.0
Fixed maturities
Fixed income securities, available for sale amortized cost	4,438.3	4,183.7
Net allowance, available for sale maturities, for expected credit losses	2.9	7.7
Short-term investments
Fixed income securities, trading, amortized cost	$ 2.1	$ 6.3